INTANGIBLES AND GOODWILL (Details)	12 Months Ended		13 Months Ended
	Nov. 30, 2020 CAD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2019 CAD ($)
Statement [Line Items]
Acquisition Of Code Red		$ 2,443,000
Balance	$ 2,361,567			$ 9,339,175	$ 9,339,175	$ 0
Amortization	(81,433)		$ (1,307,412)
Acquisition Of Complexity			5,260,635
Acquisition Of Cut & Sew			3,024,385
Brand Names [Member]
Statement [Line Items]
Acquisition Of Code Red		799,000
Balance	772,367				6,803,169	0
Amortization	(26,633)		(832,757)
Acquisition Of Complexity			5,260,635
Acquisition Of Cut & Sew			1,602,924
Customer Relationships [Member]
Statement [Line Items]
Acquisition Of Code Red		$ 1,644,000
Balance	1,589,200				$ 2,536,006	$ 0
Amortization	$ (54,800)		(474,655)
Acquisition Of Complexity			0
Acquisition Of Cut & Sew			$ 1,421,461